CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (5,850)	$ 30,619	$ 1,878
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	24,121	14,794	14,509
Impairment of goodwill and other charges	18,043
Gain from redemption of convertible subordinated notes			(78)
Gain from the sale of investment accounted for at cost	(3,034)	(24,314)	(2,597)
Stock-based compensation of options and RSUs related to employees and non- employees	2,009	1,726	937
Accrued severance pay, net	(285)	(135)	(1,113)
Accrued interest and exchange rate differences on short and long-term restricted cash, net	500	(201)	256
Accrued interest, accretion of discounts and exchange rate differences on held-to-maturity marketable securities and short-term bank deposits, net		(45)	(349)
Exchange rate differences on long-term loans	(112)	(415)	212
Capital loss from disposal of property and equipment	286	270	163
Deferred income taxes	(428)	(250)	992
Decrease (increase) in trade receivables, net	646	(1,562)	14,294
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	(21,062)	(5,545)	6,564
Decrease (increase) in inventories	(4,889)	(2,946)	8,995
Increase (decrease) in trade payables	7,066	(4,759)	(6,855)
Increase (decrease) in accrued expenses	11	2,256	(6,034)
Increase (decrease) in advances from customers held by trustees, net	547	(1,133)	(22,032)
Increase (decrease) in other accounts payable and other long-term liabilities	(8,972)	4,574	(9,909)
Net cash provided by (used in) operating activities	8,597	12,934	(167)
Cash flows from investing activities:
Purchase of property and equipment	(8,948)	(7,638)	(4,485)
Proceeds from sale of investment accounted for at cost	3,034	24,314	2,597
Purchase of held-to-maturity marketable securities and deposits		(30,693)	(130,961)
Proceeds from held-to-maturity marketable securities and deposits		62,384	162,615
Purchase of available-for-sale marketable securities		(4,804)
Proceeds from available-for-sale marketable securities		4,888
Investment in restricted cash (including long-term)	(23,548)	(2,941)	(90)
Proceeds from restricted cash (including long-term)	23,014	1,339	7,696
Proceeds from working capital adjustment to subsidiary purchase price	1,465
Investment in restricted cash held by trustees	(11,737)	(12,346)	(3,056)
Proceeds from restricted cash held by trustees	10,660	13,673	24,834
Acquisitions of subsidiaries, net of cash acquired	(1,867)	(153,883)
Purchase of intangible assets	(38)	(2,515)
Net cash provided by (used in) investing activities	(7,965)	(108,222)	59,150
Cash flows from financing activities:
Exercise of stock options and issuance of restricted share units	27	39	11
Early redemption of convertible notes			(170)
Repayment of convertible debt	(835)	(839)
Short-term bank credit, net	842	(946)	(6,500)
Proceeds from long-term loans		40,000
Repayment of long-term loans	(1,225)	(8,409)	(4,350)
Net cash provided by (used in) financing activities	(1,191)	29,845	(11,009)
Effect of exchange rate changes on cash and cash equivalents	(448)	9	782
Increase (decrease) in cash and cash equivalents	(1,007)	(65,434)	48,756
Cash and cash equivalents at the beginning of the year	57,238	122,672	73,916
Cash and cash equivalents at the end of the year	56,231	57,238	122,672
Cash paid during the year for:
Interest	2,306	1,334	1,546
Income taxes	672	400	698
Non-cash transactions:
Conversion of long-term convertible subordinated notes	9	1	10
Classification from inventories to property and equipment	1,997	717	806
Classification from property and equipment to inventories	110	128	2,497
Raysat Antenna Systems [Member]
Cash flows from investing activities:
Acquisitions of subsidiaries, net of cash acquired		(26,317)
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)		(4,727)
Property and equipment, net		3,147
Intangible assets		9,778
Other non-current assets		2,144
Goodwill		20,162
Long-term liabilities		(3,436)
Net assets acquired (liabilities) assumed		27,068
Deferred Payment		(751)
Wavestream Corporation [Member]
Cash flows from investing activities:
Acquisitions of subsidiaries, net of cash acquired		(127,566)
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)		4,816
Property and equipment, net		3,513
Intangible assets		43,568
Other non-current assets		355
Goodwill		85,920
Long-term liabilities		(9,097)
Net assets acquired (liabilities) assumed		129,075
Contingent consideration		(1,509)
Cicat Networks, Inc. [Member]
Cash flows from investing activities:
Acquisitions of subsidiaries, net of cash acquired	(1,867)
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)	226
Property and equipment, net	42
Intangible assets	720
Other non-current assets	209
Goodwill	1,890
Long-term liabilities	(398)
Contingent consideration	$ (822)